Income and Expenses - Summary of Financing Costs - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis Of Income And Expense [Abstract]
Interest on loans and other related items (Notes 21 and 28)	₱ 8,730	₱ 8,307	₱ 7,830
Accretion on lease liabilities (Notes 5, 10 and 29)	1,061
Accretion on financial liabilities (Notes 5 and 21)	122	145	219
Financing charges	95	139	137
Capitalized interest (Note 9)	(1,455)	(1,524)	(816)
Total financing costs – net	₱ 8,553	₱ 7,067	₱ 7,370